Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and on hand	€ 30,018	€ 17,234
Total	€ 30,018	€ 17,234	[1]	€ 39,338	€ 40,542

[1]	For information on voluntary change in accounting policy, see note 5.2.16.